CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	73,935	75,069
Preferred stock shares outstanding	73,935	75,069
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	110,468,753	105,831,718
Common stock shares outstanding	110,468,753	105,831,718